Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2019	Mar. 23, 2020
Cover [Abstract]
Entity Registrant Name	METHANEX CORP
Entity Central Index Key	0000886977
Current Fiscal Year End Date	--12-31
Document Type	40-F
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		76,196,080
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes